SHAREHOLDERS EQUITY (Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 18, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Proceeds from rights offering					$ 35,085
Subsequent Event [Member]
Class of Stock [Line Items]
Cash dividend declare per share		$ 0.45
Dividend payable		$ 25,000
Dividend payable to be paid date		Apr. 11, 2019
Dividend payable record date		Mar. 29, 2019
Second Anniversary [Member]
Class of Stock [Line Items]
Vested percentage			50.00%
Third and Fourth Anniversary [Member]
Class of Stock [Line Items]
Vested percentage			25.00%
Ordinary shares [Member]
Class of Stock [Line Items]
Purchase price for two ordinary shares	$ 7.16
Shares issued price per share	$ 3.58
Shares issued	9,874,170				9,874,170
Proceeds from rights offering	$ 35,350
Stock issuance expenses	$ 265